Intangible Assets, Net - Additional Information (Details) - CNY (¥)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Finite-Lived Intangible Assets [Line Items]
Amortization of Intangible Assets	¥ 9,319,001	¥ 6,763,487	¥ 4,136,128
Franchise and royalty expenses
Finite-Lived Intangible Assets [Line Items]
Amortization of Intangible Assets	¥ 3,712,684	¥ 3,223,700	¥ 3,444,650